STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
Assumptions

yield curve in effect at the time of grant. The stock price is based on the Company’s trading price at the date of grant and with a marketability discount of 25%. The assumptions are as follows:

Fair value of common shares	$0.25 – $7.24
Risk free interest rate	.50% – .59%
Expected award life (years)	2.5
Expected volatility	38% – 40%

Option Activity

A summary of option activity under the Plan as of December 31, 2013, and changes during the year then ended is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted — Average Remaining Contractural Term	Aggregate Intrinsic Value
Outstanding, December 31, 2012	—	—	—
Granted	9,700,000	$0.43
Forfeited	(2,000,000)	$(0.25)	—
Exercised	—	—	—

Outstanding as of December 31, 2013	7,700,000	$0.48	5.5	$59,367,000

Exercisable as of December 31, 2013	5,100,000	$0.60	5.5	$39,320,000